Financial risk - Impaired loans and credit commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Loans | Provision for ECL on loans
Credit quality
Financial assets	$ 3,608
Credit risk | Loans | Non-performing loans
Credit quality
Financial assets	5,496	$ 4,575	$ 4,110	$ 4,128	$ 3,189
Credit risk | Loans | Non-performing loans | Gross amount
Credit quality
Financial assets	6,851	5,433	5,000	5,340	4,187
Credit risk | Loans | Non-performing loans | Provision for ECL
Credit quality
Financial assets	(1,355)
Credit risk | Loans | Non-performing loans | Provisions for impairment charges
Credit quality
Financial assets		(858)	(890)	(1,212)	(998)
Credit risk | Loans | Non-performing loans | Impaired
Credit quality
Financial assets	971	763	828	1,092	1,018
Credit risk | Loans | Non-performing loans | Impaired | Gross amount
Credit quality
Financial assets	1,763	1,416	1,542	2,159	1,895
Credit risk | Loans | Non-performing loans | Impaired | Provision for ECL
Credit quality
Financial assets	(792)
Credit risk | Loans | Non-performing loans | Impaired | Provisions for impairment charges
Credit quality
Financial assets		(653)	(714)	(1,067)	(877)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired
Credit quality
Financial assets	4,525	3,812	3,282	3,036	2,171
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Gross amount
Credit quality
Financial assets	5,088	4,017	3,458	3,181	2,292
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Provision for ECL
Credit quality
Financial assets	(563)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Provisions for impairment charges
Credit quality
Financial assets		(205)	(176)	(145)	(121)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Australia
Credit quality
Financial assets	4,163	3,668	3,157	2,938	2,039
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Australia | Gross amount
Credit quality
Financial assets	4,684	3,861	3,322	3,075	2,149
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Australia | Provision for ECL
Credit quality
Financial assets	(521)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Australia | Provisions for impairment charges
Credit quality
Financial assets		(193)	(165)	(137)	(110)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | New Zealand
Credit quality
Financial assets	307	117	108	82	120
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | New Zealand | Gross amount
Credit quality
Financial assets	340	127	117	89	130
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | New Zealand | Provision for ECL
Credit quality
Financial assets	(33)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | New Zealand | Provisions for impairment charges
Credit quality
Financial assets		(10)	(9)	(7)	(10)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Other overseas
Credit quality
Financial assets	55	27	17	16	12
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Other overseas | Gross amount
Credit quality
Financial assets	64	29	19	17	13
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Other overseas | Provision for ECL
Credit quality
Financial assets	(9)
Credit risk | Loans | Non-performing loans | 90 days past due but not impaired | Other overseas | Provisions for impairment charges
Credit quality
Financial assets		(2)	(2)	(1)	(1)
Credit risk | Housing and business | Non-performing loans | Impaired | Australia
Credit quality
Financial assets	724	460	515	820	648
Credit risk | Housing and business | Non-performing loans | Impaired | Australia | Gross amount
Credit quality
Financial assets	1,215	882	975	1,589	1,220
Credit risk | Housing and business | Non-performing loans | Impaired | Australia | Provision for ECL
Credit quality
Financial assets	(491)
Credit risk | Housing and business | Non-performing loans | Impaired | Australia | Provisions for impairment charges
Credit quality
Financial assets		(422)	(460)	(769)	(572)
Credit risk | Housing and business | Non-performing loans | Impaired | New Zealand
Credit quality
Financial assets	36	94	111	123	244
Credit risk | Housing and business | Non-performing loans | Impaired | New Zealand | Gross amount
Credit quality
Financial assets	62	124	152	218	348
Credit risk | Housing and business | Non-performing loans | Impaired | New Zealand | Provision for ECL
Credit quality
Financial assets	(26)
Credit risk | Housing and business | Non-performing loans | Impaired | New Zealand | Provisions for impairment charges
Credit quality
Financial assets		(30)	(41)	(95)	(104)
Credit risk | Housing and business | Non-performing loans | Impaired | Other overseas
Credit quality
Financial assets	33	7	9	23	12
Credit risk | Housing and business | Non-performing loans | Impaired | Other overseas | Gross amount
Credit quality
Financial assets	50	13	15	44	25
Credit risk | Housing and business | Non-performing loans | Impaired | Other overseas | Provision for ECL
Credit quality
Financial assets	(17)
Credit risk | Housing and business | Non-performing loans | Impaired | Other overseas | Provisions for impairment charges
Credit quality
Financial assets		(6)	(6)	(21)	(13)
Credit risk | Restructured | Non-performing loans | Impaired | Australia
Credit quality
Financial assets	10	8	5	2	10
Credit risk | Restructured | Non-performing loans | Impaired | Australia | Gross amount
Credit quality
Financial assets	16	9	12	13	22
Credit risk | Restructured | Non-performing loans | Impaired | Australia | Provision for ECL
Credit quality
Financial assets	(6)
Credit risk | Restructured | Non-performing loans | Impaired | Australia | Provisions for impairment charges
Credit quality
Financial assets		(1)	(7)	(11)	(12)
Credit risk | Restructured | Non-performing loans | Impaired | New Zealand
Credit quality
Financial assets	9	10	10	12	13
Credit risk | Restructured | Non-performing loans | Impaired | New Zealand | Gross amount
Credit quality
Financial assets	12	14	15	16	17
Credit risk | Restructured | Non-performing loans | Impaired | New Zealand | Provision for ECL
Credit quality
Financial assets	(3)
Credit risk | Restructured | Non-performing loans | Impaired | New Zealand | Provisions for impairment charges
Credit quality
Financial assets		(4)	(5)	(4)	(4)
Credit risk | Restructured | Non-performing loans | Impaired | Other overseas
Credit quality
Financial assets	2	2		1
Credit risk | Restructured | Non-performing loans | Impaired | Other overseas | Gross amount
Credit quality
Financial assets	3	3		2
Credit risk | Restructured | Non-performing loans | Impaired | Other overseas | Provision for ECL
Credit quality
Financial assets	(1)
Credit risk | Restructured | Non-performing loans | Impaired | Other overseas | Provisions for impairment charges
Credit quality
Financial assets		(1)		(1)
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Australia
Credit quality
Financial assets	151	179	175	108	88
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Australia | Gross amount
Credit quality
Financial assets	384	358	362	267	252
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Australia | Provision for ECL
Credit quality
Financial assets	(233)
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Australia | Provisions for impairment charges
Credit quality
Financial assets		(179)	(187)	(159)	(164)
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | New Zealand
Credit quality
Financial assets	5	3	3	3	3
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | New Zealand | Gross amount
Credit quality
Financial assets	20	12	11	10	10
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | New Zealand | Provision for ECL
Credit quality
Financial assets	(15)
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | New Zealand | Provisions for impairment charges
Credit quality
Financial assets		(9)	$ (8)	$ (7)	(7)
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Other overseas
Credit quality
Financial assets	1
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Other overseas | Gross amount
Credit quality
Financial assets	$ 1	1			1
Credit risk | Personal greater than 90 days past due | Non-performing loans | Impaired | Other overseas | Provisions for impairment charges
Credit quality
Financial assets		$ (1)			$ (1)